Stock-Based Compensation - Additional Information (Detail)													3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 06, 2018	Jun. 28, 2018 shares	Jul. 31, 2017 $ / shares shares	May 31, 2017 $ / shares shares	May 02, 2017 shares	Sep. 29, 2016 shares	Jul. 29, 2016 $ / shares shares	Jul. 25, 2016 $ / shares shares	Jul. 06, 2016 USD ($) $ / shares shares	Feb. 29, 2016 $ / shares shares	Aug. 31, 2015 $ / shares shares	Jun. 12, 2014 $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Mar. 28, 2018 shares	Sep. 30, 2017	Sep. 30, 2018 USD ($) Plan $ / shares shares	Sep. 30, 2017	Dec. 31, 2017 USD ($) Plan $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Jul. 06, 2017 shares	Dec. 31, 2015 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of equity incentive plans | Plan																2		2
Stockholders equity reverse stock split ratio	0.03					0.33
Total Shares Outstanding													114,641			114,641		81,482	29,888		23,788
Number of Shares, Granted																58,994		58,501	9,679
Weighted average exercise price per share | $ / shares																$ 2.96		$ 44.70	$ 75.30
Number of shares remaining forfeited																25,835		6,746	3,579
Unrecognized share-based compensation expense, weighted-average recognition period																2 years 4 months 24 days			2 years 6 months
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period																		10 years
Option awards assumptions, method used																			Black-Scholes pricing model
Weighted-average estimated fair value of options granted | $ / shares																		$ 30.60	$ 53.70
Intrinsic value of options outstanding | $													$ 0			$ 0		$ 0	$ 0
Intrinsic value of options exercisable | $													0			0		0	0
Intrinsic value of options vested and unvested expected to vest | $													0			$ 0		$ 0	$ 0
Employee Stock Option One [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Time period for vesting grants in installments on monthly basis																		monthly thereafter for the remaining three years
Employee Stock Option Two [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options vesting term																		monthly vesting beginning month-one after the grant and monthly thereafter
RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period																			1 year
Weighted-average estimated fair value of options granted | $ / shares												$ 481.50
Issuance of restricted stock units												494				0		11,666	5,527
Total RSUs forfeited																5,833		250	429
Intrinsic value shares, RSUs outstanding | $													1,000			$ 1,000		$ 250,000
Intrinsic value amount, RSUs unvested and vested expected to vest | $													$ 1,000			$ 1,000		$ 129,000
Weighted-average estimated fair value of options granted | $ / shares													$ 415.80			$ 415.80		$ 56.10	$ 80.40		$ 453.60
RSUs outstanding													360			360		12,026	5,808		858
RSUs [Member] | Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of vested shares issued																			148.30
Total RSUs forfeited																			346
Stock Options and RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized share-based compensation expense, stock options | $													$ 900,474			$ 900,474		$ 1,586,000
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Estimated forfeitures rate													8.00%		8.00%	8.00%	8.00%	8.00%	8.00%
Maximum [Member] | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period																		4 years
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Estimated forfeitures rate													0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Options Vesting on One Year Anniversary [Member] | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Overall Stock Grant Subject to Vesting																		25.00%
2013 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock options and RSUs authorized													59,511			59,511
Stockholders equity reverse stock split ratio						0.33
2013 Equity Incentive Plan [Member] | Chief Financial Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average exercise price per share | $ / shares								$ 58.50
Number of shares remaining forfeited																		565
2013 Equity Incentive Plan [Member] | Stock Options [Member] | Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average estimated fair value of options granted | $ / shares										$ 86.10	$ 132.00
Number of Shares, Granted										1,111	1,111
Weighted average exercise price per share | $ / shares										$ 120.60	$ 180.90
Number of shares remaining forfeited																		1,677
2013 Equity Incentive Plan [Member] | Performance Stock Options granted on August 31, 2015 [Member] | Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options vested																		211
2013 Equity Incentive Plan [Member] | Performance Stock Options Granted on February 29, 2016 [Member] | Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options vested																		333
2013 Equity Incentive Plan [Member] | Performance Stock Options Granted on July 29 2016 [Member] | Chief Financial Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options vested																		546
2013 Equity Incentive Plan [Member] | Performance Stock Options [Member}
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average estimated fair value of options granted | $ / shares			$ 24.90	$ 29.70
Weighted average exercise price per share | $ / shares			$ 41.70	$ 45.00
2013 Equity Incentive Plan [Member] | Performance Stock Options [Member} | Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Granted				6,666
2013 Equity Incentive Plan [Member] | Performance Stock Options [Member} | Chief Financial Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Granted				3,333
2013 Equity Incentive Plan [Member] | Performance Stock Options [Member} | Employees and Executive Officers [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares authorized					18,333
Stock options vested																0
Number of shares remaining forfeited																20,750
2013 Equity Incentive Plan [Member] | Performance Stock Options [Member} | Employees and Executive Officers [Member] | Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options vested														0
Number of shares remaining forfeited														20,750
2013 Equity Incentive Plan [Member] | Performance Stock Options [Member} | Employees [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares authorized																				2,500
Number of Shares, Granted			2,500
Number of shares remaining forfeited																		83
2013 Equity Incentive Plan [Member] | Performance Stock Options [Member} | Chief Scientific Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Granted				2,500
2013 Equity Incentive Plan [Member] | Performance Stock Options [Member} | Senior Medical Director [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Granted				2,500
2013 Equity Incentive Plan [Member] | RSUs [Member] | Chief Financial Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period								1 year
Percentage of Overall Stock Grant Subject to Vesting								100.00%
Restricted stock units, grant date fair value | $ / shares								$ 58.50
Restricted stock unit award, shares								833
2013 Equity Incentive Plan [Member] | Retention RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period									1 year
Restricted stock units, grant date fair value | $ / shares									$ 55.80
Restricted stock units, grant date fair value | $									$ 108,000
2013 Equity Incentive Plan [Member] | Retention RSUs [Member] | Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of restricted stock units									833
2013 Equity Incentive Plan [Member] | Retention RSUs [Member] | Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of restricted stock units									1,944
2013 Equity Incentive Plan [Member] | Time-Based RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period																1 year		1 year
Weighted-average estimated fair value of options granted | $ / shares				$ 45.00
2013 Equity Incentive Plan [Member] | Time-Based RSUs [Member] | Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of restricted stock units				1,666
2013 Equity Incentive Plan [Member] | Time-Based RSUs [Member] | Chief Financial Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of restricted stock units				833
2013 Equity Incentive Plan [Member] | Time-Based RSUs [Member] | Chief Scientific Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of restricted stock units					833
2013 Equity Incentive Plan [Member] | Time-Based RSUs [Member] | Senior Medical Director [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of restricted stock units					833
2013 Equity Incentive Plan [Member] | Time-Based RSUs [Member] | Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares authorized					5,833
2013 Equity Incentive Plan [Member] | Time-Based RSUs [Member] | Other Executive Officers [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of restricted stock units				833
2013 Equity Incentive Plan [Member] | Performance RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average estimated fair value of options granted | $ / shares				$ 45.00
2013 Equity Incentive Plan [Member] | Performance RSUs [Member] | Chief Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of restricted stock units				833
2013 Equity Incentive Plan [Member] | Performance RSUs [Member] | Chief Financial Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of restricted stock units				833
2013 Equity Incentive Plan [Member] | Performance RSUs [Member] | Chief Scientific Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of restricted stock units					833
2013 Equity Incentive Plan [Member] | Performance RSUs [Member] | Senior Medical Director [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of restricted stock units					833
2013 Equity Incentive Plan [Member] | Performance RSUs [Member] | Executive Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares authorized					5,833
2013 Equity Incentive Plan [Member] | Performance RSUs [Member] | Other Executive Officers [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of restricted stock units				833
2013 Equity Incentive Plan [Member] | Performance RSU Granted on May 31, 2017 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of vested shares issued																0
Total RSUs forfeited																1,666
2013 Equity Incentive Plan [Member] | Performance RSU Granted on May 31, 2017 [Member] | Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of vested shares issued														0
Total RSUs forfeited														5,833
2013 Equity Incentive Plan [Member] | Non-inducement Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock options and RSUs authorized													264,098			264,098		117,431
Increase in number of shares of common stock authorized for issuance		146,666			83,333
Stock options and RSUs issued																69,449		94,982
Total Shares Outstanding													57,863			57,863		89,238
Common stock, shares authorized													194,649			194,649		22,499
2013 Equity Incentive Plan [Member] | Non-inducement Shares [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock options and RSUs authorized						102,295
2013 Equity Incentive Plan [Member] | Non-inducement Shares [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock options and RSUs authorized						34,098
2013 Equity Incentive Plan [Member] | Inducement shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock options and RSUs authorized																		11,111
Stock options and RSUs issued																60,268		5,268
Total Shares Outstanding													59,434			59,434		4,434
Common stock, shares authorized													0			0		45,842
2013 Equity Incentive Plan [Member] | Inducement shares [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock options and RSUs authorized						33,333
2013 Equity Incentive Plan [Member] | Inducement shares [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock options and RSUs authorized						11,111
2013 Equity Incentive Plan [Member] | Options Vesting on One Year Anniversary [Member] | Chief Financial Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock options and RSUs authorized								2,222
Vesting period								1 year
Percentage of Overall Stock Grant Subject to Vesting								25.00%
Weighted-average estimated fair value of options granted | $ / shares								$ 43.50
Stock option units remaining vesting period on Equal monthly basis								3 years
2013 Equity Incentive Plan [Member] | Options Vesting on Performance Achievement [Member] | Chief Financial Officer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock options and RSUs authorized							1,111
Weighted-average estimated fair value of options granted | $ / shares							$ 37.80
2013 Equity Incentive Plan [Member] | Pre-reverse Stock Split [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock options and RSUs authorized								33,333
2013 Equity Incentive Plan [Member] | Post-reverse Stock Split [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock options and RSUs authorized								11,111